SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Variable Interest Entities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
TJ Mengguang
Variable Interest Entities
Total of registered capital and PRC statutory reserves	¥ 12,059
Cash and cash equivalents	21,353
Other current assets	3,095
Liabilities	2,585
Deferred revenue	1,371
Accrued expense and other current liabilities	1,032
Net revenue	534
Cost of revenues	653
NB Hongting
Variable Interest Entities
Cash and cash equivalents	8,816
Long term investment	25,000
Liabilities	461
Net loss due to some pre-operation expenses	¥ 398